Early Deposit Mineral Stream Interests - Summary of Early Deposit Mineral Stream Interests (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Disclosure Of Mineral Stream Interests [line items]
Upfront Consideration Paid to Date	$ 25,250
Upfront Consideration to be Paid	333,250
Total Upfront Consideration	$ 358,500
Cotabambas [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner	Panoro
Location of Mine	Peru
Upfront Consideration Paid to Date	$ 6,250
Upfront Consideration to be Paid	133,750
Total Upfront Consideration	$ 140,000
Silver	100.00%
Gold	25.00%
Term of Agreement	Life of Mine
Toroparu [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner	Sandspring
Location of Mine	Guyana
Upfront Consideration Paid to Date	$ 15,500
Upfront Consideration to be Paid	138,000
Total Upfront Consideration	$ 153,500
Silver	50.00%
Gold	10.00%
Term of Agreement	Life of Mine
Kutcho [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner	Kutcho
Location of Mine	Canada
Upfront Consideration Paid to Date	$ 3,500
Upfront Consideration to be Paid	61,500
Total Upfront Consideration	$ 65,000
Silver	100.00%
Gold	100.00%
Term of Agreement	Life of Mine